Inventories	12 Months Ended
Mar. 31, 2017
Inventories

4. Inventories:

“Inventories” as of March 31, 2016 and 2017 comprised the following:

	Millions of yen
	2016	2017
Finished goods	¥149,356	¥148,720
Materials and supplies	4,520	4,668

Total	¥153,876	¥153,388